Derivative Liabilities (Tables)	12 Months Ended
Jan. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule reconciliation of derivative liabilities
January 31, 2021
Balance at the beginning of the period	$928,774

Derivative liability warrants reclassed to equity	(906,678)

Change in value of embedded conversion option	(22,096)

Balance at the end of the period	$-